Business Combination (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	May 31, 2025	Apr. 30, 2024	Dec. 31, 2024
Duobao Fishing [Member]
Business Combination [Line Items]
Equity interest percentage		51.00%
Cash consideration (in Yuan Renminbi)		¥ 510
Jiuzhou Fangyun [Member]
Business Combination [Line Items]
Equity interest percentage		53.00%
Cash consideration (in Yuan Renminbi)		¥ 190
Suzhou Tinghaozhu [Member]
Business Combination [Line Items]
Equity interest percentage	35.00%		30.00%
Cash consideration (in Yuan Renminbi)	¥ 500